3. Summary of Significant Accounting Policies: (c) Exploration and Evaluation Assets (Policies)	12 Months Ended
Jun. 30, 2024
Policies
(c) Exploration and Evaluation Assets

(c) Exploration and Evaluation Assets

Title to E&E assets including mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing historical characteristic of many properties. The Company has investigated title to all its mineral properties and, to the best of its knowledge, titles to all its mineral properties are in good standing.

The Company accounts for E&E assets in accordance with IFRS 6. Once the legal right to explore a property has been acquired, costs directly related to exploration and evaluation are recognized and capitalized, in addition to acquisition costs. These expenditures include but are not limited to acquiring licenses, researching and analyzing existing exploration data, conducting geological studies, exploration drilling and sampling and payments made to contractors and consultants in connection with the exploration and evaluation of the property. Costs not directly attributable to E&E activities, including general administrative overhead costs, are expensed in the period in which they occur.

Acquisition costs incurred in obtaining legal right to explore a mineral property are deferred until the legal right is granted and thereon reclassified to mineral properties. Transaction costs incurred in acquiring an asset are deferred until the transaction is completed and then included in the purchase price of the asset acquired.

When a project is deemed to no longer have commercially viable prospects to the Company, E&E expenditures in respect of that project are deemed to be impaired. As a result, those E&E expenditure costs, in excess of the estimated recoverable amount, are written off to the consolidated statements of loss and comprehensive loss.

The Company assesses E&E assets for impairment when facts and circumstances suggest that the carrying amount of the asset may exceed its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs to sell (“FVLCS”) and value-in-use (“VIU”).

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered a mine under development. E&E assets are also tested for impairment before the assets are transferred to development properties.

As the Company currently has no operational income, any incidental revenues earned in connection with exploration activities are applied as a reduction to capitalized exploration costs.